                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07318

                        Pioneer Series Trust VIII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer International Equity Fund

 Schedule of Investments 8/31/16 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.9%

 Energy - 4.0%

 Oil & Gas Equipment & Services - 1.3%

 26,200

 Schlumberger, Ltd.

 $

 2,069,800

 Integrated Oil & Gas - 2.7%

 83,000

 Royal Dutch Shell Plc

 $

 2,039,808

 48,500

 TOTAL SA

 2,314,855

 $

 4,354,663

 Total Energy

 $

 6,424,463

 Materials - 7.7%

 Fertilizers & Agricultural Chemicals - 1.4%

 22,900

 Agrium, Inc.

 $

 2,205,774

 Specialty Chemicals - 1.4%

 51,082

 Croda International Plc

 $

 2,224,038

 Construction Materials - 1.7%

 80,400

 CRH Plc

 $

 2,709,187

 Paper Packaging - 3.2%

 210,100

 Amcor, Ltd.

 $

 2,517,119

 103,000

 Smurfit Kappa Group Plc

 2,548,096

 $

 5,065,215

 Total Materials

 $

 12,204,214

 Capital Goods - 14.0%

 Building Products - 4.1%

 39,700

 Daikin Industries, Ltd.

 $

 3,680,845

 100,800

 Kingspan Group Plc

 2,786,562

 $

 6,467,407

 Electrical Components & Equipment - 3.2%

 128,200

 ABB, Ltd.

 $

 2,781,183

 32,500

 Schneider Electric SE

 2,215,264

 $

 4,996,447

 Heavy Electrical Equipment - 2.0%

 248,000

 Mitsubishi Electric Corp.

 $

 3,243,460

 Industrial Conglomerates - 2.1%

 27,900

 Siemens AG

 $

 3,332,244

 Agricultural & Farm Machinery - 1.7%

 184,000

 Kubota Corp.

 $

 2,703,454

 Industrial Machinery - 0.9%

 133,400

 Fujitec Co., Ltd.

 $

 1,484,133

 Total Capital Goods

 $

 22,227,145

 Automobiles & Components - 3.6%

 Auto Parts & Equipment - 2.3%

 70,602

 Gentex Corp.

 $

 1,256,010

 125,400

 NGK Spark Plug Co., Ltd.

 2,349,692

 $

 3,605,702

 Tires & Rubber - 1.3%

 59,900

 Bridgestone Corp.

 $

 2,061,616

 Total Automobiles & Components

 $

 5,667,318

 Consumer Durables & Apparel - 5.7%

 Consumer Electronics - 1.3%

 194,800

 Panasonic Corp.

 $

 2,001,833

 Homebuilding - 2.2%

 1,225,368

 Cairn Homes Plc

 $

 1,452,704

 87,100

 Persimmon Plc

 2,094,895

 $

 3,547,599

 Household Appliances - 1.5%

 90,300

 Electrolux AB

 $

 2,350,133

 Apparel, Accessories & Luxury Goods - 0.7%

 68,600

 Moncler S.p.A. *

 $

 1,140,402

 Total Consumer Durables & Apparel

 $

 9,039,967

 Consumer Services - 4.1%

 Hotels, Resorts & Cruise Lines - 1.6%

 52,400

 Carnival Plc

 $

 2,514,014

 Restaurants - 2.5%

 191,160

 Domino's Pizza Group Plc

 $

 901,154

 57,400

 Whitbread Plc

 3,144,605

 $

 4,045,759

 Total Consumer Services

 $

 6,559,773

 Media - 2.8%

 Advertising - 1.4%

 30,000

 Publicis Groupe SA

 $

 2,230,574

 Broadcasting - 1.4%

 860,400

 ITV Plc

 $

 2,274,684

 Total Media

 $

 4,505,258

 Retailing - 0.7%

 Specialty Stores - 0.7%

 13,400

 Signet Jewelers, Ltd.

 $

 1,098,532

 Total Retailing

 $

 1,098,532

 Food & Staples Retailing - 1.4%

 Drug Retail - 1.4%

 31,400

 Sundrug Co., Ltd.

 $

 2,277,734

 Total Food & Staples Retailing

 $

 2,277,734

 Food, Beverage & Tobacco - 4.7%

 Soft Drinks - 1.5%

 195,900

 Britvic Plc

 $

 1,655,013

 19,200

 Suntory Beverage & Food, Ltd. *

 762,630

 $

 2,417,643

 Packaged Foods & Meats - 3.2%

 29,100

 Danone SA

 $

 2,214,561

 32,800

 Kerry Group Plc

 2,797,897

 $

 5,012,458

 Total Food, Beverage & Tobacco

 $

 7,430,101

 Household & Personal Products - 4.0%

 Household Products - 2.3%

 32,200

 Henkel AG & Co. KGaA

 $

 3,613,933

 Personal Products - 1.7%

 58,200

 Unilever NV

 $

 2,673,759

 Total Household & Personal Products

 $

 6,287,692

 Health Care Equipment & Services - 3.1%

 Health Care Supplies - 1.7%

 67,600

 Hoya Corp.

 $

 2,623,364

 Health Care Services - 1.4%

 31,200

 Fresenius SE & Co. KGaA

 $

 2,276,938

 Total Health Care Equipment & Services

 $

 4,900,302

 Pharmaceuticals, Biotechnology & Life Sciences - 8.6%

 Biotechnology - 1.9%

 47,700

 Shire Plc

 $

 2,977,843

 Pharmaceuticals - 5.7%

 168,900

 Astellas Pharma, Inc.

 $

 2,583,559

 44,300

 Novartis AG

 3,487,438

 12,606

 Roche Holding AG

 3,076,741

 $

 9,147,738

 Life Sciences Tools & Services - 1.0%

 19,600

 Gerresheimer AG

 $

 1,631,193

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 13,756,774

 Banks - 3.1%

 Diversified Banks - 3.1%

 680,500

 Barclays Plc

 $

 1,547,799

 31,700

 BNP Paribas SA

 1,618,260

 75,900

 Swedbank AB

 1,743,780

 $

 4,909,839

 Total Banks

 $

 4,909,839

 Diversified Financials - 1.2%

 Diversified Capital Markets - 1.2%

 130,000

 UBS Group AG

 $

 1,883,327

 Total Diversified Financials

 $

 1,883,327

 Insurance - 4.5%

 Life & Health Insurance - 1.0%

 214,650

 Poste Italiane S.p.A.

 $

 1,501,263

 Multi-line Insurance - 3.5%

 127,300

 AXA SA

 $

 2,681,153

 11,500

 Zurich Insurance Group AG

 2,943,810

 $

 5,624,963

 Total Insurance

 $

 7,126,226

 Real Estate - 10.4%

 Diversified REIT - 3.5%

 1,665,215

 Hibernia Real Estate Investment Trust plc

 $

 2,616,064

 507,700

 Hibernia Real Estate Investment Trust plc *

 791,746

 189,000

 Merlin Properties Socimi SA

 2,202,182

 $

 5,609,992

 Industrial REIT - 2.0%

 560,600

 Goodman Group

 $

 3,187,678

 Retail REIT - 1.4%

 46,800

 Klepierre

 $

 2,196,846

 Diversified Real Estate Activities - 1.3%

 91,000

 Mitsui Fudosan Co., Ltd.

 $

 1,963,206

 Real Estate Operating Companies - 2.2%

 90,099

 Vonovia SE *

 $

 3,507,671

 Total Real Estate

 $

 16,465,393

 Technology Hardware & Equipment - 5.0%

 Computer Hardware Storage & Peripherals - 1.1%

 1,200

 Samsung Electronics Co., Ltd.

 $

 1,739,452

 Electronic Equipment Manufacturers - 1.7%

 3,900

 Keyence Corp.

 $

 2,737,625

 Electronic Components - 2.2%

 154,100

 Alps Electric Co., Ltd.

 $

 3,482,945

 Total Technology Hardware & Equipment

 $

 7,960,022

 Semiconductors & Semiconductor Equipment - 4.2%

 Semiconductor Equipment - 1.0%

 17,900

 Tokyo Electron, Ltd.

 $

 1,647,638

 Semiconductors - 3.2%

 165,900

 Infineon Technologies AG

 $

 2,793,343

 417,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 2,319,086

 $

 5,112,429

 Total Semiconductors & Semiconductor Equipment

 $

 6,760,067

 Telecommunication Services - 4.7%

 Integrated Telecommunication Services - 2.1%

 46,500

 Nippon Telegraph & Telephone Corp.

 $

 2,037,295

 86,400

 Orange SA

 1,322,363

 $

 3,359,658

 Wireless Telecommunication Services - 2.6%

 91,800

 KDDI Corp.

 $

 2,689,051

 473,918

 Vodafone Group Plc

 1,429,290

 $

 4,118,341

 Total Telecommunication Services

 $

 7,477,999

 Utilities - 1.4%

 Electric Utilities - 1.4%

 112,600

 SSE Plc

 $

 2,226,316

 Total Utilities

 $

 2,226,316

 TOTAL COMMON STOCKS

 (Cost $148,599,215)

 $

 157,188,462

 TOTAL INVESTMENT IN SECURITIES - 98.9%

 (Cost $148,599,215) (a) (b)

 $

 157,188,462

 OTHER ASSETS & LIABILITIES - 1.1%

 $

 1,743,375

 TOTAL NET ASSETS - 100.0%

 $

 158,931,837

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At August 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $148,599,215 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 25,130,546

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (16,541,299)

 Net unrealized appreciation

 $

 8,589,247

 (b)

 Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Japan

 25.6

 %

 United Kingdom

 14.6

 Germany

 10.9

 France

 10.6

 Ireland

 9.9

 Switzerland

 9.0

 Australia

 3.6

 Netherlands

 2.9

 Sweden

 2.6

 United States

 2.1

 Italy

 1.6

 Canada

 1.4

 Spain

 1.4

 Taiwan, Province Of China

 1.4

 Korea, Republic Of

 1.1

 Other (individually less than 1%)

 1.3

 100

 %

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of August 31, 2016, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

   Energy

     Oil & Gas Equipment & Services

$
2,069,800

$
-

$
-

$
2,069,800

   Materials

     Fertilizers & Agricultural Chemicals

2,205,774

-

-

2,205,774

   Automobiles & Components

     Auto Parts & Equipment

1,256,010

2,349,692

-

3,605,702

   Retailing

     Specialty Stores

1,098,532

-

-

1,098,532

   All Other Common Stocks *

-

148,208,654

-

148,208,654

 Total

$
6,630,116

$
150,558,346

-

$
157,188,462

 Other Financial Instruments

 Net unrealized depreciation on Futures Contracts

$
(45,656
)

$
-

-

(45,656
)

 Total

$
(45,656
)

$
-

-

$
(45,656
)

 *

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

 During the period ended August 31, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VIII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 26, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 26, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date October 26, 2016 * Print the name and title of each signing officer under his or her signature.